Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities:
Net loss	$ (20,709,991)	$ (7,183,615)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	708,317	666,029
Stock-based compensation	43,835
Noncash compensation expense relating to modification of profits interest units	12,738,088
Changes in operating assets and liabilities:
Miscellaneous receivables	(538,476)	(38,532)
Prepaid expenses and other current assets	(1,258,857)	(11,612)
Operating lease right-of-use assets	100,124	176,324
Other noncurrent assets		143,016
Trade accounts payable and accrued expenses	(1,324,686)	(448,812)
Other current liabilities	61,427
Operating lease liabilities	(228,938)	(137,492)
Other liabilities	(23,615)	23,615
Net cash used in operating activities	(10,432,772)	(6,811,079)
Investing activities:
Purchase of property and equipment	(814,736)	(402,096)
Purchase of short-term investments		(78)
Proceeds from sale of short-term investments		18,000
Net cash used in investing activities	(814,736)	(384,174)
Financing Activities:
Proceeds from the issuance of common stock in initial public offering, net	20,374,218
Members’ capital contributions	7,104,957	7,506,372
Proceeds from notes payable		954,000
Payments on notes payable	(500,335)	(100,000)
Principal payments on finance lease obligations	(436,259)	(385,917)
Net cash provided by financing activities	26,542,581	7,974,455
Cash and cash equivalents:
Net increase in cash and cash equivalents	15,295,073	779,202
Cash and cash equivalents at beginning of year	1,197,672	418,470
Cash and cash equivalents at end of year	16,492,745	1,197,672
Non-cash activities
Property and equipment accrued but not yet paid at end of period	279,730	201,570
Cash payments:
Interest paid	$ 114,725	$ 50,229